Basis of Presentation and Significant Accounting Policies (Details) - Schedule of class A ordinary shares reflected in the condensed balance sheets - Helix Acquisition Corp.[Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Gross proceeds	$ 115,000,000
Less:
Class A ordinary shares issuance costs	(6,750,445)
Plus:
Accretion of carrying value to redemption value	6,750,445
Class A ordinary shares subject to possible redemption	$ 115,000,000